Background and Business Activities	12 Months Ended
Dec. 31, 2018
BACKGROUND AND BUSINESS ACTIVITIES
Background and Business Activities

1.BACKGROUND AND BUSINESS ACTIVITIES

Enel Chile S.A. (hereinafter the “Parent Company” or the “Company”) and its subsidiaries comprise the Enel Chile Group (hereinafter the “Group”).

The Company is a publicly traded corporation with registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. Since April 13, 2016, the Company is registered in the securities register of the Financial Market Commission of Chile (“Comisión para el Mercado Financiero” or “CMF”, formerly the Chilean Superintendence of Securities and Insurance, “Superintendencia de Valores y Seguros” or “SVS”) and since March 31, 2016 is registered with the Securities and Exchange Commission of the United States of America. On April 21, 2016, the Company’s shares began trading on the Santiago Stock Exchange and the Electronic Stock Exchange. In addition, the Company’s common stock began trading in the United States in the form of American Depositary Shares on the New York Stock Exchange by way of “when-issued” trading from April 21, 2016 to April 26, 2017 and “regular-way” trading since April 27, 2016.

The Company was initially incorporated by public deed dated January 22, 2016 and came into legal existence on March 1, 2016 under the name of Enersis Chile S.A. The Company changed its name to Enel Chile S.A. effective October 4, 2016, the date its by-laws were amended in connection with the corporate reorganization of the Group. For tax purposes, the Company operates under Chilean tax identification number 76.536.353‑5.

As of December 31, 2018, the Group had 2,062 employees. During the fiscal year ended December 31, 2018, the Group averaged a total of 2,096 employees (see Note 37).

Enel Chile’s corporate purpose consists of exploring, developing, operating, generating, distributing, transporting, transforming and/or sale of energy in any of its forms or nature, directly or through other entities within Chile. Additionally, it is also engaged in investing and managing its investments in its subsidiaries and associates, whose activities include the generation, transmission, distribution or selling of electrical energy, or whose corporate purpose includes any of the following:

i)	Energy of any kind or form,
ii)	Supplying public services, or services whose main component is energy,
iii)	Telecommunications and information technology services, and
iv)	Internet-based intermediation business.
4.1.	Information about the Group
a)	Separation of businesses in Chile from its business in Argentina, Brazil, Colombia and Peru (the “Spin-Off”):

On April 28, 2015, Enersis S.A (currently Enel Américas S.A.) reported as an essential fact to the SVS (currently CMF) that its board of directors decided unanimously to start an assessment of the restructuring of the company with a view to separating the energy generation and distribution activities in Chile from its other activities carried out outside Chile; the purpose would be to resolve some duplications and redundancies arising from the complex company structure of Enersis S.A. and its subsidiaries Empresa Nacional de Electricidad S.A. (currently Enel Generación Chile S.A.) and Chilectra S.A. (currently Enel Distribución Chile S.A.) and to generate value for all of its shareholders, maintaining the benefits arising from belonging to the Grupo Enel SpA..

On July 27, 2015, in compliance with the provisions of articles 9 and 10 of Law 18045 on the Securities Market and the stipulations of General Standard 30 of the SVS, Enersis S.A. (hereinafter Enersis) reported as an essential fact to the SVS that its board of directors had decided unanimously to approve the separation of its generation and distribution activities in Chile from the other activities carried out outside Chile by the Group. This restructuring would be carried out using the following steps:

a.

Division of Empresa Nacional de Electricidad S.A. (hereinafter Endesa Chile) and Chilectra S.A. (hereinafter Chilectra), by creating two new companies called Endesa Américas S.A. and Chilectra Américas S.A. Endesa Chile and Chilectra, the surviving companies after  the division, would keep the entire business currently carried out in Chile; i.e. they would be assigned the part of the equity made up of, among other things, the assets, liabilities and respective administrative authorizations, held by each of the divided companies in Chile. On the other hand, , the companies created as a result of the division, i.e. Endesa Américas S.A. and Chilectra Américas S.A., would be assigned the equity corresponding to the international business (basically, interests in companies domiciled in Argentina, Brazil, Colombia and Peru) (the “Separation”).

b.

Division of Enersis S.A., by creating a new company called Enersis Chile S.A. (currently Enel Chile S.A.). The pre-existing and continuing entity  before  the division, Enersis S.A., would be assigned the interests and investments in the companies Endesa Américas S.A. and Chilectra Américas S.A., and any possible liabilities that would be assigned to the it as a divided business. Thus, the new company Enersis Chile would be the holding company of the Chilean business established in Endesa Chile and Chilectra, and the pre-existing and continuing  Enersis S.A. would continue to be the holding company for the international business comprising the interests of Endesa Américas S.A. and Chilectra Américas S.A. The new company Enersis Chile S.A. would be listed in the stock exchanges where Enersis S.A. is currently listed and would be subject to the provisions of Section XII of Statutory Decree 3500 of November 4, 1980.

c.

After  the above divisions have been accomplished, a merger by absorption  would take place between Endesa Américas S.A. and Chilectra Américas S.A., by Enersis S.A.. The end result would be that the surviving company after the merger, i.e. Enersis S.A., would carry out the international business directly, and Enersis Chile S.A., indirectly through its ownership of shares in its subsidiaries Endesa Chile and Chilectra, would carry out the Chilean domestic business, which, in this case, would represent a significant simplification in relation to the current structure.

The Extraordinary Shareholders’ Meeting of Enersis S.A., held on December 18, 2015, approved the division of Enersis S.A. into two companies, with a new corporation arising from that division, Enersis Chile S.A., governed by Section XII of Statutory Decree 3500, to which were assigned the corporate interests and assets and liabilities associated with Enersis S.A. in Chile, including the interests in the already divided Chilectra and Endesa Chile, and with all of the shareholders of Enersis S.A. being incorporated into Enersis Chile S.A.  in the same proportion to their interest in the capital of Enersis S.A. for an equal number of shares that they had received in the divided company (1 to 1 ratio); and for  the corporate interests outside Chile, including its ownership interests in the companies resulting from the divisions of Chilectra and Endesa Chile, and the liabilities linked to them, as well as all of the other assets and liabilities not assigned expressly to Enersis Chile S.A. in the division thus belonging to the divided company Enersis S.A..

As part of the Enersis Spin-Off, it was agreed that (i) Enersis S.A.’s share capital would be reduced from Ch$5,804,447,986,087 divided into 49,092,772,762 registered common shares of a single series with no par value, to Ch$3,575,339,011,549 divided into 49,092,772,762 registered common shares of a single series with no par value. Additionally, it was agreed that (ii) Enersis Chile’s share capital would be Ch$2,229,108,974,538, which corresponds to the amount by which the Enersis share capital would be  decreased, divided into 49,092,772,762 registered common shares of a single series with no par value, and (iii) Enersis’ equity interest would be distributed between Enersis Américas and Enersis Chile by allocating assets and liabilities to Enersis Chile, as agreed at the abovementioned extraordinary shareholders’ meeting.

For their part, the bylaws of Enersis Chile S.A. were approved; once they came into force, this entity has been subject voluntarily and in advance to the regulations set forth in article 50 A of the Law on Corporations with regard to the election of independent directors and the creation of Committees of Directors.

In compliance with the agreement of the Extraordinary Shareholders’ Meeting of Enersis S.A., held on December 18, 2015, the Board of Directors of Enersis S.A. was informed that the condition precedent to which the division of Enersis S.A. was subject had been complied with. It stipulated the drawing up and execution of the public deed stating that the above condition precedent had been met, called “Deed of Compliance with the Condition for the Division of Enersis.” Consequently, and in accordance with the above approval by the Shareholders’ Meeting, the division of Enersis S.A. was implemented as of March 1, 2016, from which date the new company Enersis Chile S.A. came into existence and the decrease in capital and other amendments to the bylaws of Enersis S.A. were verified, with the latter becoming formally known as Enersis Américas S.A. as of February 1, 2016. The shares into which the capital of Enersis Chile S.A is divided are distributed free of charge to the shareholders of Enersis Américas S.A. entitled to receive them on April 21, 2016.

b)	Incorporation of Renewable Assets in Chile:

For a discussion of the 2018 corporate restructuring project, see Note 6.